Business Acquisitions, Goodwill and Acquired Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,150.6	$ 1,037.8
Current year acquisitions	31.0	142.8
Foreign currency changes and other	(41.4)	(30.0)
Goodwill, ending balance	1,140.2	1,150.6
Instrumentation
Goodwill [Roll Forward]
Goodwill, beginning balance	680.1	549.5
Current year acquisitions	11.8	142.8
Foreign currency changes and other	(11.1)	(12.2)
Goodwill, ending balance	680.8	680.1
Digital Imaging
Goodwill [Roll Forward]
Goodwill, beginning balance	302.2	318.5
Current year acquisitions	19.2	0.0
Foreign currency changes and other	(28.9)	(16.3)
Goodwill, ending balance	292.5	302.2
Aerospace and Defense Electronics
Goodwill [Roll Forward]
Goodwill, beginning balance	144.5	145.6
Current year acquisitions	0.0	0.0
Foreign currency changes and other	(1.0)	(1.1)
Goodwill, ending balance	143.5	144.5
Engineered Systems
Goodwill [Roll Forward]
Goodwill, beginning balance	23.8	24.2
Current year acquisitions	0.0	0.0
Foreign currency changes and other	(0.4)	(0.4)
Goodwill, ending balance	23.4	$ 23.8
Bolt
Goodwill [Roll Forward]
Current year acquisitions	$ 3.4